Balance Sheet (USD $)	Oct. 31, 2011
Current Assets:
Cash	$ 290,364
Restricted Cash Held in Trust	48,485,877
Total Assets	48,776,241
Current Liabilities:
Deferred Underwriting Compensation	480,000
Accounts payable	32,543
Due to related parties	19,180
Accrued legal fees	100,000
Total Liabilities	631,723
Common Stock Subject to Possible Redemption, 4,257,425 Shares (at Redemption Value)	43,005,205
Shareholders’ Equity:
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0
Common Stock, $0.0001 par value; 200,000,000 shares authorized, 6,000,000 shares issued and outstanding (4,257,425 shares subject to possible redemption)	600
Additional Paid–in Capital	5,227,426
Deficit Accumulated During Development Stage	(88,713)
Total Shareholders’ Equity	5,139,313
Total Liabilities and Shareholders’ Equity	$ 48,776,241